Expense Example - FidelityInternationalDiscoveryFund-RetailPRO - FidelityInternationalDiscoveryFund-RetailPRO - Fidelity International Discovery Fund - Fidelity International Discovery Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810